Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss for the year	$ (5,369)	$ (743)	$ (3,469)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	498	1,014	1,176
Expected credit loss	0	49	6
Share-based compensation expenses	236	102	753
Loss on early termination of right-of-use asset	273	0	0
Gain on disposal of subsidiaries	(138)	0	0
Asset impairment loss	0	2,158	0
Changes in deferred taxes	0	(324)	0
Changes in operating assets and liabilities
Deposits, prepayments and other current assets	(397)	(45)	125
Due from related parties	0	0	1,386
Commission payable	(482)	(56)	489
Income tax payable	(102)	36	0
Lease liability	(525)	(1,024)	(955)
Other payables and accrued liabilities	(275)	18	(173)
Due to related parties	(201)	1,379	10,109
Net cash provided by/ (used in) operating activities	(6,482)	2,564	9,447
Cash flows from investing activities
Purchase of intangible assets	0	0	(256)
Purchase of property and equipment	(2)	0	0
Net cash inflow from disposal of subsidiaries	33	0	0
Placement of short term investments	(8,791)	0	0
Net cash used in investing activities	(8,760)	0	(256)
Cash flows from financing activity
Proceeds from issuance of ordinary shares	1,008	0	0
Net cash financing activity	1,008	0	0
Net increase/(decrease) in cash, cash equivalents	(14,234)	2,564	9,191
Cash and cash equivalents at beginning of the year	15,184	12,620	3,429
Cash and cash equivalents at end of the year	950	15,184	12,620
Supplemental disclosure of cash flow information:
Income taxes paid	479	192	3
Supplemental disclosure of non-cash flow information:
Debt restructuring gain recognized in capital reserve	11,294	0	0
Lease liabilities arising from obtaining right-of-use assets	$ 0	$ 0	$ 2,916